Organization and Principal Activities - Assets and Liabilities of VIEs and its Subsidiaries and Group's taken as Whole (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Accounts receivable from third parties, allowance	¥ 4,475	¥ 2,006	¥ 0
VIEs
Variable Interest Entity [Line Items]
Accounts receivable from third parties, allowance	9,246	2,006
Accounts receivable from a related party, allowance	61
Other receivable from related parties, allowance	¥ 9